UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment | |; Amendment Number:

This Amendment (Check only one.):                | | is a restatement.
                                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Semaphore Management LLC
Address:  320 Park Ave 10th Floor
	  New York NY 10022


13F File Number: 28-12780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert Penberth
Title: Chief Financial Officer
Phone: 212-415-7246

Signature                               Place             and Date of Signing:


Robert Penberth				 New York, NY	    February 17, 2009
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.

|_|  13F NOTICE.

|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  46

Form 13F Information Table Value Total:  110,689 (thousands)


List of Other Included Managers: N/A

				                     Value     Shares/  SH/ Put/ Invstmt Other              Voting Authoriy
Name of Issuer                 Title of Cl Cusip     (x$1000)  Prn Amt  Prn Call Dscretn Managers     Sole      Shared    None
------------------------------ ----------- --------- --------  -------- --- ---- ------- ------------ --------  --------  --------
ALLIANCE ONE INTL INC. CMN     COM	   018772103 3889      1322869	SH	 Sole		      1322869
AMAZON.COM INC CMN	       PUT	   023135106 2820      55000	SH  PUT	 Sole		      55000
BARRICK GOLD CORPORATION CMN   COM	   067901108 919       25000	SH	 Sole		      25000
BLACKROCK FLOATING RATE INCOME COM	   09255Y108 502       59355	SH	 Sole		      59355
BLACKROCK FLOATING RATE INCOME COM	   09255X100 1325      151260	SH	 Sole		      151260
C.H. ROBINSON WORLDWIDE INC.   PUT	   12541W209 7154      130000	SH  PUT	 Sole		      130000
CAMECO CORPORATION CMN	       CALL	   13321L108 298       17300	SH  CALL Sole		      17300
CAMECO CORPORATION CMN	       COM	   13321L108 1736      100610	SH	 Sole		      100610
COCA-COLA ENTERPRISES INC CMN  COM	   191219104 481       40000	SH	 Sole		      40000
CROWN HOLDINGS INC CMN	       CALL	   228368106 624       32500	SH  CALL Sole		      32500
CROWN HOLDINGS INC CMN	       COM	   228368106 6643      346000	SH	 Sole		      346000
CVR ENERGY, INC. CMN	       COM	   12662P108 2317      579300	SH	 Sole		      579300
DIANA SHIPPING INC CMN	       COM	   Y2066G104 536       42000	SH	 Sole		      42000
DISH NETWORK CORPORATION CMN   CALL	   25470M109 222       20000	SH  CALL Sole		      20000
DISH NETWORK CORPORATION CMN   COM	   25470M109 1034      93200	SH	 Sole		      93200
DOMTAR CORP CMN		       COM	   257559104 5933      3552678	SH	 Sole		      3552678
EXTERRAN HOLDINGS, INC. CMN    COM	   30225X103 8342      391632	SH	 Sole		      391632
GLOBAL CASH ACCESS HLDGS, INC  COM	   378967103 1055      475000	SH	 Sole		      475000
INGLES MARKETS INC CL-A CMN    COM	   457030104 2190      124500	SH	 Sole		      124500
ISHARES BARCLAYS 20+ YEAR      PUT	   464287432 382       3200	SH  PUT	 Sole		      3200
ISHARES SILVER TRUST ETF       ETF	   46428Q109 672       60000	SH	 Sole		      60000
KINDER MORGAN ENERGY PARTNERS  PUT	   494550106 2288      50000	SH  PUT	 Sole		      50000
MARKET VECTORS ETF TR- GLOBAL  ETF	   57060U605 1420      51000	SH	 Sole		      51000
MARKET VECTORS ETF TRUST GOLD  CALL	   57060U100 2710      80000	SH  CALL Sole		      80000
MARKET VECTORS ETF TRUST GOLD  ETF	   57060U100 898       26500	SH	 Sole		      26500
METHANEX CORPORATION CMN       COM	   59151K108 1742      155000	SH	 Sole		      155000
NABORS INDUSTRIES, INC. 0.94   CNV	   629568AP1 1657      2000000	PRN	 Sole		      2000000
NEVADA GOLD & CASINO INC CMN   COM	   64126Q206 135       165112	SH	 Sole		      165112
OIL SERVICE HOLDRS TRUST CMN   CALL	   678002106 553       7500	SH  CALL Sole		      7500
OIL SERVICE HOLDRS TRUST CMN   ETF	   678002106 944       12800	SH	 Sole		      12800
OMNOVA SOLUTIONS INC CMN       COM	   682129101 238       349605	SH	 Sole		      349605
OWENS-ILLINOIS INC CMN	       CALL	   690768403 1093      40000	SH  CALL Sole		      40000
OWENS-ILLINOIS INC CMN	       COM	   690768403 5466      200000	SH	 Sole		      200000
PETROLEO BRASILEIRO S.A.       COM	   71654V101 633       31000	SH	 Sole		      31000
PIMCO FLOATING RATE INCOME FD  COM	   72201H108 596       83660	SH	 Sole		      83660
PIMCO FLOATING RATE STRATEGY   COM	   72201J104 1413      229681	SH	 Sole		      229681
SEACOR HOLDINGS INC. 2.875%    CNV	   811904AJ0 2018      2000000	PRN	 Sole		      2000000
SEACOR HOLDINGS INC. CMN       COM	   811904101 7831      117500	SH	 Sole		      117500
SPDR GOLD TRUST ETF	       CALL	   78463V107 3893      45000	SH  CALL Sole		      45000
SPDR GOLD TRUST ETF	       ETF	   78463V107 2812      32500	SH	 Sole		      32500
SPDR KBW REGIONAL BANKING ETF  PUT	   78464A698 9725      333500	SH  PUT	 Sole		      333500
SUNOCO INC CMN		       PUT	   86764P109 869       20000	SH  PUT	 Sole		      20000
TERRA INDUSTRIES INC CMN       COM	   880915103 692       41500	SH	 Sole		      41500
TITAN INTERNATIONAL INC (NEW)  COM	   88830M102 3666      444400	SH	 Sole		      444400
UNIVERSAL CORPORATION CMN      COM	   913456109 7692      257500	SH	 Sole		      257500
VALERO ENERGY CORPORATION CMN  CALL	   91913Y100 630       29100	SH  CALL Sole		      29100